Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	$ 3,781,791,000	$ 1,603,139,000
Total fair value of financial instrument assets	3,803,500,000	1,624,100,000
Financial instruments sold, not yet purchased, at fair value	1,721,892,000	1,311,324,000
Total fair value of financial instrument liabilities	3,432,500,000	1,311,300,000
Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,831,100,000	1,378,600,000
Total fair value of financial instrument assets	1,831,100,000	1,378,600,000
Financial instruments sold, not yet purchased, at fair value	1,687,300,000
Total fair value of financial instrument liabilities	1,687,300,000	1,266,000,000
Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,950,700,000	224,600,000
Deferred compensation investments	1,100,000	2,700,000
Total fair value of financial instrument assets	1,972,400,000	245,500,000
Financial instruments sold, not yet purchased, at fair value	34,600,000
Total fair value of financial instrument liabilities	1,745,200,000	45,400,000
Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Total fair value of financial instrument assets	0	0
Financial instruments sold, not yet purchased, at fair value	0
Total fair value of financial instrument liabilities	0	0
Equities [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,416,100,000	1,299,100,000
Financial instruments sold, not yet purchased, at fair value	1,369,800,000	1,164,700,000
Equities [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,416,100,000	1,299,100,000
Financial instruments sold, not yet purchased, at fair value	1,369,800,000	1,164,700,000
Equities [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Equities [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Listed equity options [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Listed equity options [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Listed equity options [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Listed equity options [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
U.S. government obligations [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	44,300,000	3,800,000
Financial instruments sold, not yet purchased, at fair value	10,600,000	54,400,000
U.S. government obligations [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	44,300,000	3,800,000
Financial instruments sold, not yet purchased, at fair value	10,600,000	54,400,000
U.S. government obligations [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
U.S. government obligations [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Corporate debt [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	73,900,000	11,100,000
Financial instruments sold, not yet purchased, at fair value	52,400,000	6,300,000
Corporate debt [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	73,900,000	11,100,000
Financial instruments sold, not yet purchased, at fair value	52,400,000	6,300,000
Corporate debt [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Corporate debt [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Embedded conversion derivative [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Embedded conversion derivative [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Embedded conversion derivative [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Embedded conversion derivative [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Total return swap [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Total return swap [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Total return swap [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Total return swap [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Mortgage-backed securities [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	16,400,000	62,400,000
Mortgage-backed securities [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	16,400,000	22,800,000
Mortgage-backed securities [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	39,600,000
Mortgage-backed securities [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Loans inventory [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	206,600,000	146,500,000
Loans inventory [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Loans inventory [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	206,600,000	146,500,000
Loans inventory [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Purchased call options [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	17,500,000	33,900,000
Purchased call options [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Purchased call options [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	17,500,000	33,900,000
Purchased call options [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Foreign currency forward contracts [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	4,000,000	4,600,000
Foreign currency forward contracts [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Foreign currency forward contracts [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	4,000,000	4,600,000
Foreign currency forward contracts [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Securitized HECM loan inventory [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,722,600,000
Securitized HECM loan inventory [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0
Securitized HECM loan inventory [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,722,600,000
Securitized HECM loan inventory [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0
Liability to GNMA trusts, at fair value [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	1,710,600,000
Liability to GNMA trusts, at fair value [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	0
Liability to GNMA trusts, at fair value [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	1,710,600,000
Liability to GNMA trusts, at fair value [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	0
Deferred compensation investments [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	20,400,000	17,300,000
Deferred compensation investments [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	0	0
Deferred compensation investments [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	20,400,000	17,300,000
Deferred compensation investments [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	0	0
Investment in Deephaven Funds [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	1,300,000	3,600,000
Investment in Deephaven Funds [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	0	0
Investment in Deephaven Funds [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	1,300,000	3,600,000
Investment in Deephaven Funds [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	$ 0	$ 0